OTHER INCOME/(EXPENSE) (Schedule of Other Nonoperating Income (Expense)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment income:
Interest	$ 676	$ 376	$ 66
Investment income interest and dividend and gain loss on investments	676	376	66
Net actuarial gains/(losses) on pension	526	(380)	677
Write off of deferred debt issuance cost	(7,020)	(5,097)
Gain (loss) on repurchase of debt instrument		3,755
Discount on repurchase of debt		3,755
Other Income	$ (5,818)	$ (1,346)	$ 743